Note 8 - Commitments and Contingencies-10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

 8.         COMMITMENTS AND CONTINGENCIES

License Agreements—

The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of September 30, 2024, and December 31, 2023, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Legal Proceedings—

Jason Terrel Claim

On March 22, 2021, Jason Terrell (“Terrell”), a former consultant and director of the Company, commenced an action against us in the Court of Chancery of the State of Delaware, C.A. No. 2021-0248-MTZ (the “Action”). In the Action, Terrell seeks a declaratory judgment that we are obligated to issue him (i) options to purchase 16,667 shares of our common stock at a price of $15.00 per share pursuant to an alleged 2014 consulting agreement, and (ii) options to purchase an additional 16,667 shares of common stock at a price of $5.10 per share pursuant to an alleged January 2017 non-employee director options agreement.

On January 31, 2024, the Chancery Court issued a letter opinion that dismissed Terrell’s claims based on the contract-interpretation grounds the Company originally advanced back in 2021, as well as the Delaware Supreme Court’s determination that the third options agreement was not unconscionable. On March 11, 2024, the Chancery Court entered a stipulated form of Final Order and Judgment, dismissing Terrell’s claims consistent with the Chancery Court’s January 31, 2024, letter opinion. Terrell thereafter commenced an appeal of the dismissal to the Delaware Supreme Court. Pursuant to the briefing schedule ordered by the Delaware Supreme Court, Terrell filed its opening appellate brief on May 9, 2024; and the Company filed its answering brief on June 25, 2024. Oral argument in the Delaware Supreme Court appeal took place on October 30, 2024, and the parties are awaiting the Court's decision.

Karp and Podmore Class Actions

On August 5, 2022, Ronald H. Karp, filed a class action complaint in the United States District Court for the Southern District of New York (the “Karp Class Action”) in connection with a public offering by the Company that closed on or about July 2, 2021, and asserting claims against the Company and certain current and former officers and directors of the Company for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021 and Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 promulgated thereunder in connection with the certain statements and acts made by the defendants between June 25, 2021 and August 13, 2021. On October 3, 2022, Joseph Podmore filed a class action complaint in the United States District Court for the Southern District of New York (the “Podmore Class Action”) raising similar claims.

The Karp Class Action and the Podmore Class Action were consolidated and are collectively referred to as the “Class Action”. Please refer to the Settlement of the Class Action described more fully below.

Settlement in Principle of the Class Action

On August 7, 2023, we entered into a term sheet with the plaintiffs in the Class Action, to settle in principle (and globally resolve) the Class Action. We subsequently reached agreement with the plaintiffs in the Class Action on all settlement materials and terms including with respect to payment of up to $2,300,000 and, on September 29, 2023, counsel for plaintiffs submitted the proposed settlement materials to the Court for approval. Of this amount, insurance covered $570,000, resulting in a net settlement of $1,730,000 owed by the Company. As of September 30, 2024, we have paid the totality of the settlement into an escrow account, of which $448,000 was payable as of December 31, 2023.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.

8.	COMMITMENTS AND CONTINGENCIES

License Agreements—The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of December 31, 2023 and 2022, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Legal Proceedings

Jason Terrel Claim

On March 22, 2021, Jason Terrell (“Terrell”), a former consultant and director of the Company, commenced an action against us in the Court of Chancery of the State of Delaware, C.A. No. 2021-0248-MTZ (the “Action”). In the Action, Terrell seeks a declaratory judgment that we are obligated to issue him (i) options to purchase 16,667 shares of our common stock at a price of $15.00 per share pursuant to an alleged 2014 consulting agreement, and (ii) options to purchase an additional 16,667 shares of common stock at a price of $5.10 per share pursuant to an alleged January 2017 non-employee director options agreement. In his complaint, Terrell also claimed that, pursuant to our operative certificate of incorporation, he is entitled to indemnification from us for attorneys’ fees and costs he incurs in connection with the Action because the Action arises in connection with his position as a former director.

We dispute Terrell’s claims and allegations in the Action and intends to vigorously defend against them. On May 21, 2021, the Company filed a motion to dismiss Terrell’s claims in the actions with prejudice, arguing that (i) Terrell’s options-related claims fail because his 2014 and January 2017 agreements were explicitly superseded by a later options agreement, under which Terrell relinquished his prior options; and (ii) Terrell is not entitled to indemnification because the Action relates to contracts between the Company and Terrell in his personal capacity, and not in connection with any activities or duties of Terrell in his official capacity as former director. In response to the motion, filed on June 21, 2021, Terrell withdrew his claim for indemnification, but opposed the portion seeking dismissal of his declaratory judgment claim. The motion was fully briefed with the filing of the Company’s reply brief on July 7, 2021.

Oral argument was held before the Vice Chancellor on October 20, 2021. During oral argument, the Vice Chancellor invited the parties to submit supplemental letter briefs on the question of whether the Court of Chancery even had the authority to adjudicate the Action in light of the delegation of authority in Terrell’s most recent stock option agreement with the Company (the “SOA”) to the Company’s Compensation Committee to resolve all disputes regarding the interpretation of the SOA. The parties submitted simultaneous supplemental letters briefs on this issue on November 15, 2021. On January 20, 2022, the Vice Chancellor issued her decision on our motion to dismiss, ruling that the Action is stayed until the Compensation Committee itself resolves whether it has sole authority to resolve the parties’ contract interpretation dispute.

Subsequently, the parties agreed upon a process for coordinating submissions and/or presentations to the Compensation Committee. The parties made their respective written submissions to the Compensation Committee on March 31, 2022, and on July 21, 2022, the Compensation Committee determined that (i) the Compensation Committee has sole authority under the SOA to resolve the parties’ contract interpretation dispute, and (ii) Terrell’s most recent options agreement superseded and nullified any option rights Terrell may have had under his prior agreements. On August 2, 2022, the Vice Chancellor issued an order dismissing the Action for lack of subject matter jurisdiction.

On August 23, 2022, Terrell filed a notice of appeal of the Vice Chancellor’s order of dismissal to the Delaware Supreme Court.

Oral argument on Terrell’s appeal was held before the Delaware Supreme Court on February 8, 2023. On May 4, 2023, the Delaware Supreme Court issued a written opinion (the “Opinion”) reversing the Vice Chancellor’s order of dismissal and remanding to Chancery Court for further proceedings consistent with the Opinion.  In its Opinion, the Delaware Supreme Court affirmed several of the Chancery Court’s legal determinations on the motion to dismiss, but concluded that Chancery Court itself should independently review the Compensation Committee’s determinations under Delaware law. The Delaware Supreme Court also rejected Terrell’s argument that the waiver clause in the third options agreement (which, according to the Company, superseded and extinguished unexercised options under the prior options agreements) was unconscionable.

Pursuant to a stipulated scheduling order, the parties submitted supplemental letter briefs to the Chancery Court in mid- August 2023, addressing the impact of the Opinion on the Company’s motion to dismiss. Thereafter, the Chancery Court notified the parties that it had received the supplemental letter briefs and would take the matter under advisement without holding oral argument.

On January 31, 2024, the Chancery Court issued a letter opinion that dismissed Terrell’s claims based on the contract-interpretation grounds the Company originally advanced back in 2021, as well as the Delaware Supreme Court’s determination that the third options agreement was not unconscionable. The parties are required to submit a stipulated final order to the Chancery Court, reflecting the outcome of the Chancery Court’s letter opinion, for approval. Should Terrell appeal the dismissal to the Delaware Supreme Court, the Company intends to vigorously argue that the Chancery Court’s dismissal should be affirmed.

Sabby and Empery Claims

On February 2, 2022, the Company’s Special Committee reported the results of its Internal Review to the Board. The Board approved certain actions to address the fact that the Company had received communications from the FDA on June 16 and June 17, 2021 that the FDA was placing the IND applications that the Company submitted to the FDA on May 14 and May 17, 2021 for the ALEXIS-PRO-1 and ALEXIS-ISO-1 product candidates, respectively, on clinical hold (the “June 16 and 17 FDA Communications”). The Company did not disclose the June 16 and 17, 2021 FDA Communications in the Registration Statement on Form S-1 (Registration No. 333-257427) that was filed on June 25, 2021 and declared effective on June 29, 2021, nor the final prospectus contained therein dated June 29, 2021 (collectively, the “Registration Statement”). The Company then consummated a public offering of $40 million of its common stock pursuant to the Registration Statement on July 2, 2021. On July 13, 2021, the Company received the FDA’s formal clinical hold letters, which asked the Company to address key components regarding the chemical, manufacturing, and control components of the IND applications. On July 16, 2021, the Company issued a press release disclosing that it had received comments from the FDA on the two INDs, but did not use the term “clinical hold.”

As a result of the disclosure omission of the June 16 and 17 FDA Communications, on March 7, 2022, entities related to Sabby Management LLC (the “Sabby Entities”) and Empery Asset Management, LP (the “Empery Entities”) filed a complaint in the United States District Court for the Southern District of New York asserting claims against the Company and certain current and former officers and directors of the Company for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021. On July 1, 2022, the defendants filed motions to dismiss the complaint. In response, on July 22, 2022, the plaintiffs amended their complaint to, among other things, include the Company’s underwriters on the July 2, 2021 public offering, ThinkEquity LLC, as a defendant. The plaintiffs seek unspecified damages; rescission to the extent they still hold the Company’s securities, or if sold, rescissory damages; reasonable costs and expenses, including attorneys’ and experts’ fees; and other unspecified equitable and injunctive relief. The two parties reached a settlement agreement in principle on September 26, 2022, which the Company’s board of directors approved on September 27, 2022. The settlement contained a cash component of $75,000 payable to Sabby Entities and $75,000 to Empery Entities.

As part of the settlement, the Company also agreed to issue convertible notes (the “Settlement Notes”) in the aggregate principal amount of $1,656,720 to each of the Empery Entities and the Sabby Entities. The Settlement Notes are convertible into shares (the “Conversion Shares”) of the Company’s common stock at an initial conversion price per share of $9.20 and can be convertible into a maximum of 180,000 shares of the Company’s common stock to each of the Empery Entities and Sabby Entities, subject to the adjustment of the conversion price and a beneficial ownership limitation equivalent to 9.99%. The United States District Court for the Southern District of New York granted a motion jointly filed by the plaintiffs and defendants, pursuant to which the Settlement Notes will be unrestricted and exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Conversion Shares, when issued upon conversion of the Settlement Notes in accordance with the terms set forth therein, will also be unrestricted and exempt from the registration requirements of the Securities Act.

This settlement loss resulted in an expense charged as a separate line item within Other expenses on the consolidated statement of operations for $3,463,000 for the year ended December 31, 2022. There was also a related subordinated convertible promissory note totaling $2,914,000 on the balance sheet at December 31, 2022, which Empery held $1,502,700 and Sabby held $1,411,300. During the year ended December 31 ,2023, Empery and Sabby converted the totality of their notes into shares of common stock of 163,268 and 153,333, respectively, at a share price of $9.20.

Karp Class Action

On August 5, 2022, Ronald H. Karp, filed a class action complaint in the United States District Court for the Southern District of New York (the “Karp Class Action”) covering the same subject matter as the Sabby Entities’ and Empery Entities’ claims discussed above and asserting claims against the Company and certain current and former officers and directors of the Company for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021 and Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 promulgated thereunder in connection with the certain statements and acts made by the defendants between June 25, 2021 and August 13, 2021.

Podmore Class Action

On October 3, 2022, Joseph Podmore filed a class action complaint in the United States District Court for the Southern District of New York (the “Podmore Class Action”) covering the same subject matter as the Sabby Entities’ and Empery Entities’ claim discussed above asserting claims against the Company and certain current and former officers and directors for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021 and Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 promulgated thereunder in connection with the certain statements and acts made by the defendants between June 25, 2021 and August 13, 2021.

The Karp Class Action and the Podmore Class Action are collectively referred to as the “Class Action”. Please refer to the Settlement of the Class Action described more fully below.

Settlement in Principle of the Class Action

On August 7, 2023, we entered into a term sheet with the plaintiffs in the Class Action, to settle in principle (and globally resolve) the Class Actions.  In the Class Action, the plaintiffs have made allegations and asserted claims against the Company and certain current and former directors and officers, as well as the Company’s former underwriter, including for alleged violations of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933 as well as Section 10(b) (and Rule 10b-5 promulgated thereunder) and Section 20(a) of the Securities Exchange Act of 1934 in connection with a public offering by the Company that closed on or about July 2, 2021. We subsequently reached agreement with the plaintiffs in the Class Action on all settlement materials and terms including with respect to payment of up to $2,300,000 and, on September 29, 2023, counsel for plaintiffs submitted the proposed settlement materials to the Court for approval. Of this amount, insurance will cover $570,000, resulting in a net settlement of $1,730,000 owed by the Company. As of December 31, 2023, we have paid $1,282,500 to the plaintiffs, with a remaining balance of $447,500 to be payable according to the term sheet, and recorded in accrued expenses and other current liabilities.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.

Company 401(k) Plan— During the year ended December 31, 2022, the Company started a defined contribution 401(k) plan covering substantially all full-time employees. Employees are permitted to make voluntary contributions, which the Company matches up to a certain percentage. The plan contribution expense was $220,500 and $291,800 for the years ended December 31, 2023 and December 31, 2022, respectively. These amounts are allocated between research and development and general and administrative expenses in the income statement.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.